Cash Flow Information - Schedule of Net Cash Flows from Operating Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Income taxes paid, net of recoveries	$ 112.7	$ 143.6
Interest paid, net of receipts	$ 96.6	$ 83.5